Product Warranty (Tables)	12 Months Ended
Mar. 02, 2013
Change in Company's Warranty Expense, Actual Warranty Experience and Accrued Warranty Obligations

The change in the Company’s warranty expense and actual warranty experience from February 27, 2010 to March 2, 2013 as well as the accrued warranty obligations are set forth in the following table:

Accrued warranty obligations as at February 27, 2010	$252

Actual warranty experience during fiscal 2011	(657)
Fiscal 2011 warranty provision	806
Adjustments for changes in estimate	58

Accrued warranty obligations as at February 26, 2011	459

Actual warranty experience during fiscal 2012	(685)
Fiscal 2012 warranty provision	622
Adjustments for changes in estimate	12

Accrued warranty obligations as at March 3, 2012	408

Actual warranty experience during fiscal 2013	(474)
Fiscal 2013 warranty provision	392
Adjustments for changes in estimate	(8)

Accrued warranty obligations as at March 2, 2013	$318